Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	811.67
Total Transaction Valuation	5,877,389.94
Total Offset Amount	0.00
Net Fee	$ 811.67
Offering Table N/A
Offset Table N/A	N/A